UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23086

WP TRUST

(Exact name of registrant as specified in charter)

127 NW 13th Street Suite 13,Boca Raton, FL 33432

(Address of principal executive offices)              (Zip code)

The Corporation Trust Company
Corporation Trust Center
1209 Orange St., Wilmington, DE 19801
 (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 950-9112

Date of fiscal year ends: February 28 and November 30

Date of reporting period: July 1, 2021 – June 30, 2022

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. PROXY VOTING RECORDS:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a). The name of the issuer of the portfolio security;

(b). The exchange ticker symbol of the portfolio security;

(c). The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d). The shareholder meeting date;

(e). A brief identification of the matter voted on;

 (f). Whether the matter was proposed by the issuer or by a security holder;

(g). Whether the Registrant cast its vote on the matter;

(h). How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

 (i). Whether the Registrant cast its vote for or against management.

Item 1 - Proxy Voting Records

Account Name: IPS Strategic Capital Absolute Return Fund

Custodian Name: Fifth Third Bank

There were no shareholder meetings held during the period covered by this report with respect to which the registrant was entitled to vote.

Account Name: WP Smaller Companies Income Plus Fund

Custodian Name: Fifth Third Bank

There were no shareholder meetings held during the period covered by this report with respect to which the registrant was entitled to vote.

Account Name: WP International Companies Income Plus Fund

Custodian Name: Fifth Third Bank

There were no shareholder meetings held during the period covered by this report with respect to which the registrant was entitled to vote.

Account Name: WP Income Plus Fund

Custodian Name: Fifth Third Bank

There were no shareholder meetings held during the period covered by this report with respect to which the registrant was entitled to vote.

Account Name: WP Large Cap Income Plus Fund

Custodian Name: Fifth Third Bank

Security Name	Symbol	CUSIP	Meeting	Sequence	Proposal	Proposed by	Mgt. Recommendation	Fund Voted For or Against Proposal	Fund voted For or
			Date				For or Against	or Against	Against
							Proposal	Proposal	Recommendation

UBS Group	UBS	H42097107	4/1/2022	1	Elect 11 directors	MANAGEMENT	FOR	FOR	FOR
UBS Group	UBS	H42097107	4/1/2022	2	Approve Financial Statements 2021	MANAGEMENT	FOR	FOR	FOR
UBS Group	UBS	H42097107	4/1/2022	3	Vote on climate roadmp	MANAGEMENT	FOR	FOR	FOR
UBS Group	UBS	H42097107	4/1/2022	4	Executive Compensation	MANAGEMENT	FOR	FOR	FOR
UBS Group	UBS	H42097107	4/1/2022	5	Approve profit and dividend	MANAGEMENT	FOR	FOR	FOR
UBS Group	UBS	H42097107	4/1/2022	6	Discharge members of board for 2021	MANAGEMENT	FOR	FOR	FOR
UBS Group	UBS	H42097107	4/1/2022	7	Appprove Board of Directorscompensatio	MANAGEMENT	FOR	FOR	FOR
BERKSHIRE HATHAWAY INC	BRK<B	084670702	4/30/2022	8	Elect 15 directors	MANAGEMENT	FOR	FOR	FOR
BERKSHIRE HATHAWAY INC	BRK<B	084670702	4/30/2022	9	Board Chair bei ndependent director	STOCKHOLDERS	AGAINST	AGAINST	FOR
BERKSHIRE HATHAWAY INC	BRK<B	084670702	4/30/2022	10	Climate Risk	STOCKHOLDERS	AGAINST	AGAINST	FOR
BERKSHIRE HATHAWAY INC	BRK<B	084670702	4/30/2022	11	Reduce green house gas	STOCKHOLDERS	AGAINST	AGAINST	FOR
BERKSHIRE HATHAWAY INC	BRK<B	084670702	4/30/2022	12	Diversity & Inclusion efforts	STOCKHOLDERS	AGAINST	AGAINST	FOR
Exxon Mobil Corp	XOM	30231G102	5/25/2022	13	Elect 13 direcrors	MANAGEMENT	FOR	FOR	FOR
Exxon Mobil Corp	XOM	30231G102	5/25/2022	14	Approve Auditor	MANAGEMENT	FOR	FOR	FOR
Exxon Mobil Corp	XOM	30231G102	5/25/2022	15	Executive Compensation	MANAGEMENT	FOR	FOR	FOR
Exxon Mobil Corp	XOM	30231G102	5/25/2022	16	Reduce Hydrocarbon sales	STOCKHOLDERS	AGAINST	AGAINST	FOR
Exxon Mobil Corp	XOM	30231G102	5/25/2022	17	Plastic Production	STOCKHOLDERS	AGAINST	AGAINST	FOR
Exxon Mobil Corp	XOM	30231G102	5/25/2022	18	Political Contributions	STOCKHOLDERS	AGAINST	AGAINST	FOR
Intel Corp	INTC	458140100	5/12/2022	19	Elect 9 directors	MANAGEMENT	FOR	FOR	FOR
Intel Corp	INTC	458140100	5/12/2022	20	Approve Auditor	MANAGEMENT	FOR	FOR	FOR
Intel Corp	INTC	458140100	5/12/2022	21	Executive Compensation	MANAGEMENT	FOR	FOR	FOR
Intel Corp	INTC	458140100	5/12/2022	22	EmployeeStock Purchase Plan	MANAGEMENT	FOR	FOR	FOR
Intel Corp	INTC	458140100	5/12/2022	23	Written Consent	STOCKHOLDERS	AGAINST	AGAINST	FOR
Intel Corp	INTC	458140100	5/12/2022	24	gender racial pay gap	STOCKHOLDERS	AGAINST	AGAINST	FOR
Intel Corp	INTC	458140100	5/12/2022	25	Gender racial pay gap	STOCKHOLDERS	AGAINST	AGAINST	FOR
Altria Group	MO	02209SAN3	5/19/2022	26	Elect 12 directors	MANAGEMENT	FOR	FOR	FOR
Altria Group	MO	02209SAN3	5/19/2022	27	Approve Auditor	MANAGEMENT	FOR	FOR	FOR
Altria Group	MO	02209SAN3	5/19/2022	28	Civil Rights Equity Audit	STOCKHOLDERS	AGAINST	AGAINST	FOR
Pfizer INC	PFE	717081103	4/28/2022	29	Elect 12 directors	MANAGEMENT	FOR	FOR	FOR
Pfizer INC	PFE	717081103	4/28/2022	30	Executive Comp	MANAGEMENT	FOR	FOR	FOR
Pfizer INC	PFE	717081103	4/28/2022	31	Approve Auditor	MANAGEMENT	FOR	FOR	FOR
Pfizer INC	PFE	717081103	4/28/2022	32	Political Contributions	STOCKHOLDERS	AGAINST	AGAINST	FOR
Pfizer INC	PFE	717081103	4/28/2022	33	Proxy Acess	STOCKHOLDERS	AGAINST	AGAINST	FOR
Pfizer INC	PFE	717081103	4/28/2022	34	Transfer Covid 19 Intelectual Property	STOCKHOLDERS	AGAINST	AGAINST	FOR
Pfizer INC	PFE	717081103	4/28/2022	35	Risks to anticopetitive practices	STOCKHOLDERS	AGAINST	AGAINST	FOR
Pfizer INC	PFE	717081103	4/28/2022	36	Protect Vaccine Technology	STOCKHOLDERS	AGAINST	AGAINST	FOR
McDonald Corp	MCD	580135101	5/26/2022	37	Elect 12 directors	MANAGEMENT	FOR	FOR	FOR
McDonald Corp	MCD	580135101	5/26/2022	38	Executuve Cop	MANAGEMENT	FOR	FOR	FOR
McDonald Corp	MCD	580135101	5/26/2022	39	Approve Auditors	MANAGEMENT	FOR	FOR	FOR
McDonald Corp	MCD	580135101	5/26/2022	40	call special meeting	STOCKHOLDERS	AGAINST	AGAINST	FOR
McDonald Corp	MCD	580135101	5/26/2022	41	reduce plastics	STOCKHOLDERS	AGAINST	AGAINST	FOR
McDonald Corp	MCD	580135101	5/26/2022	42	report on antibotics	STOCKHOLDERS	AGAINST	AGAINST	FOR
McDonald Corp	MCD	580135101	5/26/2022	43	U S pork supply	STOCKHOLDERS	AGAINST	AGAINST	FOR
McDonald Corp	MCD	580135101	5/26/2022	44	3rd party civil rights audit	STOCKHOLDERS	AGAINST	AGAINST	FOR
McDonald Corp	MCD	580135101	5/26/2022	45	lobbying activities	STOCKHOLDERS	AGAINST	AGAINST	FOR
Wells Fargo	WFC	949746101	4/26/2022	46	Elect 14 directors	MANAGEMENT	FOR	FOR	FOR
Wells Fargo	WFC	949746101	4/26/2022	47	Executive Comp	MANAGEMENT	FOR	FOR	FOR
Wells Fargo	WFC	949746101	4/26/2022	48	Approve Auditors	MANAGEMENT	FOR	FOR	FOR
Wells Fargo	WFC	949746101	4/26/2022	49	Long Term Incentive Plan	MANAGEMENT	FOR	FOR	FOR
Wells Fargo	WFC	949746101	4/26/2022	50	Clawback Authorization	STOCKHOLDERS	AGAINST	AGAINST	FOR
Wells Fargo	WFC	949746101	4/26/2022	51	Incentive based comp	STOCKHOLDERS	AGAINST	AGAINST	FOR
Wells Fargo	WFC	949746101	4/26/2022	52	Gender Board Diversity	STOCKHOLDERS	AGAINST	AGAINST	FOR
Wells Fargo	WFC	949746101	4/26/2022	53	Indigenous Peoples rights	STOCKHOLDERS	AGAINST	AGAINST	FOR
Wells Fargo	WFC	949746101	4/26/2022	54	Climate Change policy	STOCKHOLDERS	AGAINST	AGAINST	FOR
Wells Fargo	WFC	949746101	4/26/2022	55	Racial Equity Audit	STOCKHOLDERS	AGAINST	AGAINST	FOR
Wells Fargo	WFC	949746101	4/26/2022	56	Charitable Donations Disclosure	STOCKHOLDERS	AGAINST	AGAINST	FOR
Occidental Pete	OXY	674599105	5/6/2022	57	Elect 10 directors	MANAGEMENT	FOR	FOR	FOR
Occidental Pete	OXY	674599105	5/6/2022	58	Executive Compensation	MANAGEMENT	FOR	FOR	FOR
Occidental Pete	OXY	674599105	5/6/2022	59	Approve Auditors	MANAGEMENT	FOR	FOR	FOR
Occidental Pete	OXY	674599105	5/6/2022	60	Emission Reductions argets	STOCKHOLDERS	AGAINST	AGAINST	FOR
FortressTrans & Infra Inv LLC	FTAI	349608101	5/26/022	61	Elect 2 directors	MANAGEMENT	FOR	FOR	FOR
FortressTrans & Infra Inv LLC	FTAI	349608101	5/26/022	62	Approve Auditor	MANAGEMENT	FOR	FOR	FOR
Chevron Corp	CVX	166764100	5/25/2022	63	Elect 12 directors	MANAGEMENT	FOR	FOR	FOR
Chevron Corp	CVX	166764100	5/25/2022	64	Executive Compensation	MANAGEMENT	FOR	FOR	FOR
Chevron Corp	CVX	166764100	5/25/2022	65	Approve Auditors	MANAGEMENT	FOR	FOR	FOR
Chevron Corp	CVX	166764100	5/25/2022	66	Long Term Incentive Plan	MANAGEMENT	FOR	FOR	FOR
Chevron Corp	CVX	166764100	5/25/2022	67	GHG Reduction Targets	STOCKHOLDERS	AGAINST	AGAINST	FOR
Chevron Corp	CVX	166764100	5/25/2022	68	Net Zero 2050	STOCKHOLDERS	AGAINST	AGAINST	FOR
Chevron Corp	CVX	166764100	5/25/2022	69	Methanane Emissin Disclosures	STOCKHOLDERS	AGAINST	AGAINST	FOR
Chevron Corp	CVX	166764100	5/25/2022	70	Racial Equity Audit	STOCKHOLDERS	AGAINST	AGAINST	FOR
Chevron Corp	CVX	166764100	5/25/2022	71	Climate Change	STOCKHOLDERS	AGAINST	AGAINST	FOR
Chevron Corp	CVX	166764100	5/25/2022	72	Special Meetings	STOCKHOLDERS	AGAINST	AGAINST	FOR
BP PLC	BP	055633100	5/12/2022	79	Elect 14 directors	MANAGEMENT	FOR	FOR	FOR
BP PLC	BP	055633100	5/12/2022	74	Approve Auditors	MANAGEMENT	FOR	FOR	FOR
BP PLC	BP	055633100	5/12/2022	75	Executive Compensation	MANAGEMENT	FOR	FOR	FOR
BP PLC	BP	055633100	5/12/2022	76	BP Sharematch UK PLAN 2001	MANAGEMENT	FOR	FOR	FOR
BP PLC	BP	055633100	5/12/2022	77	Political Donations	MANAGEMENT	FOR	FOR	FOR
BP PLC	BP	055633100	5/12/2022	78	Allot Shares	MANAGEMENT	FOR	FOR	FOR
BP PLC	BP	055633100	5/12/2022	79	Pre-emption rights	MANAGEMENT	FOR	FOR	FOR
BP PLC	BP	055633100	5/12/2022	80	purchase own shares	MANAGEMENT	FOR	FOR	FOR
BP PLC	BP	055633100	5/12/2022	81	General Meeting	MANAGEMENT	FOR	FOR	FOR
BP PLC	BP	055633100	5/12/2022	82	Climate Change	STOCKHOLDERS	AGAINST	AGAINST	FOR
Citi Corp	C	172967424	4/26/2022	83	Elect 12 directors	MANAGEMENT	FOR	FOR	FOR
Citi Corp	C	172967424	4/26/2022	84	Approve Auditors	MANAGEMENT	FOR	FOR	FOR
Citi Corp	C	172967424	4/26/2022	85	Executive Compensation	MANAGEMENT	FOR	FOR	FOR
Citi Corp	C	172967424	4/26/2022	86	2019 Stock Incentive Pan	MANAGEMENT	FOR	FOR	FOR
Citi Corp	C	172967424	4/26/2022	87	Clawback Policy	STOCKHOLDERS	AGAINST	AGAINST	FOR
Citi Corp	C	172967424	4/26/2022	88	Iindependent Board Chairman	STOCKHOLDERS	AGAINST	AGAINST	FOR
Citi Corp	C	172967424	4/26/2022	89	Indigenous Peoples rights	STOCKHOLDERS	AGAINST	AGAINST	FOR
Citi Corp	C	172967424	4/26/2022	90	Fossil Fuel financing	STOCKHOLDERS	AGAINST	AGAINST	FOR
Citi Corp	C	172967424	4/26/2022	91	Civil rights audit	STOCKHOLDERS	AGAINST	AGAINST	FOR
Walmart Inc	WMT	931142103	6/1/2022	92	Elect 12 directors	MANAGEMENT	FOR	FOR	FOR
Walmart Inc	WMT	931142103	6/1/2022	93	Executive Compensation	MANAGEMENT	FOR	FOR	FOR
Walmart Inc	WMT	931142103	6/1/2022	94	Approve Auditors	MANAGEMENT	FOR	FOR	FOR
Walmart Inc	WMT	931142103	6/1/2022	95	Animal Wefare practices	STOCKHOLDERS	AGAINST	AGAINST	FOR
Walmart Inc	WMT	931142103	6/1/2022	96	Healthcar regulation	STOCKHOLDERS	AGAINST	AGAINST	FOR
Walmart Inc	WMT	931142103	6/1/2022	97	Workforce Advisory Council	STOCKHOLDERS	AGAINST	AGAINST	FOR
Walmart Inc	WMT	931142103	6/1/2022	98	Racial Justice Goals	STOCKHOLDERS	AGAINST	AGAINST	FOR
Walmart Inc	WMT	931142103	6/1/2022	99	Non-discrimCinstion Audit	STOCKHOLDERS	AGAINST	AGAINST	FOR
Walmart Inc	WMT	931142103	6/1/2022	100	Charitable Donations Disclosure	STOCKHOLDERS	AGAINST	AGAINST	FOR
Walmart Inc	WMT	931142103	6/1/2022	101	lobbying activities	STOCKHOLDERS	AGAINST	AGAINST	FOR
Mitsubishi Financial Group	MUFG	6068221042	6/29/2022	102	elect 16 directors	MANAGEMENT	FOR	FOR	FOR
Mitsubishi Financial Group	MUFG	6068221042	6/29/2022	103	Appropriation of surplus	MANAGEMENT	FOR	FOR	FOR
Mitsubishi Financial Group	MUFG	6068221042	6/29/2022	104	Amendn=ment Articles of Inc	MANAGEMENT	FOR	FOR	FOR
Mitsubishi Financial Group	MUFG	6068221042	6/29/2022	105	No loans to cos disregard info	STOCKHOLDERS	AGAINST	AGAINST	FOR
Mitsubishi Financial Group	MUFG	6068221042	6/29/2022	106	No loans toCos defamation	STOCKHOLDERS	AGAINST	AGAINST	FOR
Mitsubishi Financial Group	MUFG	6068221042	6/29/2022	107	learning from mistakes of others	STOCKHOLDERS	AGAINST	AGAINST	FOR
Alphatec Holdings Inc	ATEC	02081G291	6/15/2022	108	Elect 13 directors	MANAGEMENT	FOR	FOR	FOR
Alphatec Holdings Inc	ATEC	02081G291	6/15/2022	109	Executive Compensation	MANAGEMENT	FOR	FOR	FOR
Alphatec Holdings Inc	ATEC	02081G291	6/15/2022	110	Approve Auditors	MANAGEMENT	FOR	FOR	FOR
Cronos Group Inc	CRON	22717L101	6/25/2022	111	Elect 7 directors	MANAGEMENT	FOR	FOR	FOR
Cronos Group Inc	CRON	22717L101	6/25/2022	112	Executive Compensation	MANAGEMENT	FOR	FOR	FOR
Cronos Group Inc	CRON	22717L101	6/25/2022	113	Approve Auditors	MANAGEMENT	FOR	FOR	FOR
Cytosorbents Corporaton	CTSO	23283X206	6/7/2022	114	Elect 6 directors	MANAGEMENT	FOR	FOR	FOR
Cytosorbents Corporaton	CTSO	23283X206	6/7/2022	115	Executive Comp	MANAGEMENT	FOR	FOR	FOR
Cytosorbents Corporaton	CTSO	23283X206	6/7/2022	116	Approve Auditors	MANAGEMENT	FOR	FOR	FOR
Olaplex Holdings Inc	OLPX	679369108	6/1/2022	117	Elect 4 directors	MANAGEMENT	FOR	FOR	FOR
Olaplex Holdings Inc	OLPX	679369108	6/1/2022	118	Approve Auditors	MANAGEMENT	FOR	FOR	FOR
Immunity Bio	IBRX	45256X103	6/14/2022	119	Elect 9 directors	MANAGEMENT	FOR	FOR	FOR
Immunity Bio	IBRX	45256X103	6/14/2022	120	2015 Equity Incentive Olan	MANAGEMENT	FOR	FOR	FOR
Immunity Bio	IBRX	45256X103	6/14/2022	121	Approve Auditors	MANAGEMENT	FOR	FOR	FOR
Bank of America	BAC	060505104	5/26/2022	122	Elect 14 directors	MANAGEMENT	FOR	FOR	FOR
Bank of America	BAC	060505104	5/26/2022	123	Say on Pay	MANAGEMENT	FOR	FOR	FOR
Bank of America	BAC	060505104	5/26/2022	124	Approve Auditor	MANAGEMENT	FOR	FOR	FOR
Bank of America	BAC	060505104	5/26/2022	125	exclusive Forum Provision	MANAGEMENT	FOR	FOR	FOR
Bank of America	BAC	060505104	5/26/2022	126	Civil rights audit	STOCKHOLDERS	AGAINST	AGAINST	FOR
Bank of America	BAC	060505104	5/26/2022	127	Fossil Fuel financing	STOCKHOLDERS	AGAINST	AGAINST	FOR
Bank of America	BAC	060505104	5/26/2022	128	Charitable Donations Disclosure	STOCKHOLDERS	AGAINST	AGAINST	FOR

Mgt Rec. – Management Recommended Vote.

Rec. – Recommended Vote.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WP Trust

By: /s/Charles S. Stoll

       Charles S. Stoll, President

Date:   8/25/2022